Notes Payable and Long-Term Debt - Summary of long-term debt (Details) - USD ($) $ in Millions			3 Months Ended				12 Months Ended
	Dec. 04, 2015	Aug. 29, 2014	Sep. 27, 2014	Dec. 31, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Notes Payable and Long Term Debt
Total long-term debt at face value							$ 523
Current maturities of long-term debt and unamortized discount							(5)
Long-term debt, less current maturities and unamortized discount							518
Payments of long-term debt								$ 91	$ 54
Credit Agreement
Notes Payable and Long Term Debt
Payments of long-term debt		$ 86
Credit Agreement | Interest expense.
Notes Payable and Long Term Debt
Fee for early payment			$ 4
Term loan due 2022
Notes Payable and Long Term Debt
Total long-term debt at face value							$ 500
Face amount	$ 500
Proceeds from issuance of debt	499
Discount	$ 1
Effective interest rate (as a percent)							1.90%
Adjusted leverage ratio, maximum							50.00%
Minimum net worth base requirement							$ 2,000
Percentage of consolidated net income added to net worth base amount							25.00%
Maximum dividends per year							$ 25
Sum of subsidiary indebtedness and priority indebtedness as a percentage of consolidated tangible net worth, maximum							15.00%
Term loan due 2022 | Federal Funds Effective Rate
Notes Payable and Long Term Debt
Basis spread on variable rate (as a percent)	0.50%
Term loan due 2022 | LIBOR
Notes Payable and Long Term Debt
Basis spread on variable rate (as a percent)	1.00%
Variable rate basis							one month
Foreign subsidiary obligations due 2020 through 2023
Notes Payable and Long Term Debt
Total long-term debt at face value							$ 23
IDRBs
Notes Payable and Long Term Debt
Payments of long-term debt				$ 18	$ 11	$ 13